Non-trading investments - Summary of AFS debt securities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
AFS debt securities
Amortized cost	[1]	¥ 276,252	¥ 108,704
Unrealized gains			19
Unrealized losses		(4,908)	(1,693)
Fair value		271,344	107,030
Japanese government securities [Member]
AFS debt securities
Amortized cost	[1]	99,977	25,001
Unrealized losses		(493)	(187)
Fair value		99,484	24,814
Japanese agency and municipal securities [Member]
AFS debt securities
Amortized cost	[1]	160,639	81,913
Unrealized gains			19
Unrealized losses		(4,129)	(1,495)
Fair value		156,510	80,437
Bank and corporate debt securities [Member]
AFS debt securities
Amortized cost	[1]	15,636	1,790
Unrealized losses		(286)	(11)
Fair value		¥ 15,350	¥ 1,779

[1]	No allowances for credit losses have been recognized as of March 31, 2025 and 2026.